Basic and Diluted Earnings (Loss) Per Common Share (Details)	12 Months Ended
Dec. 31, 2017 shares
Basic and Diluted Earnings (Loss) Per Common Share (Textual)
Warrants excluded from calculation of diluted income per share	166,665